Other disclosures - Share-based payment schemes - Expensed in the Income statement (Details) kr in Millions	12 Months Ended
	Dec. 31, 2018 DKK (kr) programme	Dec. 31, 2017 DKK (kr)	Dec. 31, 2016 DKK (kr)
Disclosure of terms and conditions of share-based payment arrangement [line items]
Expensed in the Income statement	kr 414	kr 292	kr 368
Restricted stock units to employees
Disclosure of terms and conditions of share-based payment arrangement [line items]
Expensed in the Income statement	204	169	245
Long-term share-based incentive programme (Senior Management Board)
Disclosure of terms and conditions of share-based payment arrangement [line items]
Expensed in the Income statement	kr 48	19	29
Amortisation period	4 years
Long-term share-based incentive programme (management group below Senior Management Board)
Disclosure of terms and conditions of share-based payment arrangement [line items]
Expensed in the Income statement	kr 145	102	94
Amortisation period	4 years
Number of programmes | programme	4
Shares allocated to individual employees
Disclosure of terms and conditions of share-based payment arrangement [line items]
Expensed in the Income statement	kr 17	2	0
Former Members of Senior Management Board | Long-term share-based incentive programme (Senior Management Board)
Disclosure of terms and conditions of share-based payment arrangement [line items]
Expensed in the Income statement	kr 3	kr 3	kr 3